SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Assumptions Used to Value Options Granted
	Year ended December 31
	2014	2013	2012
Dividend yield	0%	0%	0%
Expected volatility	71%	67%	60%
Risk-free interest rate	2.44%	1.8%	2.2%
Contractual term	10 years	10 years	10 years
Early exercise multiple	178% – 203%	215% – 246%	218% – 229%

Schedule of Share Option Activity
	Year ended December 31
	2014		2013		2012
	Number of shares upon exercise	Weighted average exercise price*	Number of shares upon exercise	Weighted average exercise price*	Number of shares upon exercise	Weighted average exercise price*
Outstanding at the beginning of the year	1,967,784	2.51	1,866,940	2.13	1,789,760	2.08
Granted	554,433	13.76	174,420	6.02	168,980	3.12
Exercised	(908,169)	1.94	(47,940)	0.15
Forfeited	(26,436)	9.73	(25,636)	3.12	(91,800)	3.12
Outstanding at the end of the year	1,587,612	6.64	1,967,784	2.51	1,866,940	2.13
Exercisable at the end of the year	1,039,011	2.87	1,747,532	2.29	1,335,112	1.74

*	In dollars per share.

Schedule of Stock Options Outstanding by Exercise Price Range
	Options outstanding			Options exercisable
Exercise prices*	Shares upon exercise of options outstanding at end of year	Weighted average remaining contractual life	Aggregate intrinsic value (U.S. dollars in thousands)	Shares upon exercise of options outstanding at end of year	Weighted average remaining contractual life	Aggregate intrinsic value (U.S. dollars in thousands)
0.0001	77,870	2.49	595	77,870	2.49	595
1.47	193,800	3.62	1,196	193,800	3.62	1,196
3.12	637,941	6.01	2,883	637,941	6.01	2,883
5.34	126,000	8.27	290	126,000	8.27	290
13.76	538,401	9.62	-	-	-	-
14	13,600	8.76	-	3,400	8.76	-
	1,587,612	6.97	4,964	1,039,011	5.58	4,964

*	In dollars per share

Summary of restricted share units
Year ended December 31
2014
Number of restricted share units upon exercise
Outstanding at the beginning of the year	-
Granted	277,249
Forfeited	(8,018)
Outstanding at the end of the year	269,231
Vested at the end of the year	-

Schedule of Stock-Based Compensation Expense

	Year ended December 31

	2014	2013	2012

	U.S.dollars in thousands
Cost of revenues	$51	$32	$17
Research and development expenses – net	103	56	60
Selling and marketing expenses	146	77	40
General and administrative expenses	552	944	150
	$852	$1,109	$267

Schedule of Accumulated Other Comprehensive Loss
	December 31
	2014	2013

	U.S.dollars in thousands
Unrealized loss on marketable securities	$(125)
Currency translation adjustment	(177)	$25
Unrealized gain (loss) from cash flow hedge*	238	(90)
	$(64)	$(65)

*	In the year ended December 31, 2013, amount of $261,000 in respect of unrealized loss from cash flow hedge was reclassified from accumulated other comprehensive loss into financial expenses.